Submission	Aug. 18, 2026
Submission [Line Items]
Central Index Key	0001881592
Registrant Name	NSTS Bancorp, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES